Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ in millions)	2023	2022	2023	2022
Land	—	—	1	1
Buildings	—	—	67	60
Terminals and systems	2,843	2,720	—	—
Furniture and equipment	131	127	306	315
Construction in progress	86	97	28	21
	3,059	2,944	401	398
Accumulated depreciation	(2,131)	(2,045)	(282)	(281)
	928	899	119	118

Schedule of Useful Lives of Systems & Equipment and PPE
The estimated useful lives of Systems & Equipment and PPE are as follows:

Asset	Estimated life in years
Systems & Equipment
Terminals and systems - lottery	Generally do not exceed 10 years
Terminals and systems - gaming	3-5
Furniture and equipment	Generally do not exceed 10 years
PPE
Buildings	40
Furniture and equipment	5-10